S000008513 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	225 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.20%	2.34%
S&P Municipal Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.63%	2.38%	4.08%
Lipper California Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.50%	0.74%	2.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.46%	(1.61%)	1.76%
Performance Inception Date						Mar. 28, 2006
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	(1.66%)	1.73%
Performance Inception Date						Mar. 28, 2006
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.79%	(0.34%)	2.25%
Performance Inception Date						Mar. 28, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	(1.57%)	1.56%
Performance Inception Date					Feb. 10, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	(0.58%)	2.41%
Performance Inception Date						Mar. 28, 2006

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A.
[3]	Represents the average annualized total return for all reporting funds in the Lipper California Municipal Debt Funds Classification.